Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2016
Net Income per Share [Abstract]
Basic and Diluted Net Income per Share
	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Net income per Class A and Class B ordinary share - basic:
Numerator:
Net income attributable to Phoenix New Media Limited	263,091	73,584	80,611	11,609
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	595,521,893	569,058,424	571,298,943	571,298,943
Weighted average number of contingently issuable shares	2,094,730	2,189,299	2,222,593	2,222,593
Denominator used in computing net income per share — basic	597,616,623	571,247,723	573,521,536	573,521,536
Net income per Class A and Class B ordinary share — basic	0.44	0.13	0.14	0.02
Net income per Class A and Class B ordinary share - diluted:
Numerator:
Net income attributable to Phoenix New Media Limited	263,091	73,584	80,611	11,609
Denominator:
Denominator used in computing net income per share — basic	597,616,623	571,247,723	573,521,536	573,521,536
Share-based awards	17,003,487	9,537,533	3,516,370	3,516,370
Denominator used in computing net income per share — diluted	614,620,110	580,785,256	577,037,906	577,037,906
Net income per Class A and Class B ordinary share — diluted	0.43	0.13	0.14	0.02
Net income per ADS (1 ADS represents 8 Class A ordinary shares):
Denominator used in computing net income per ADS — basic	74,702,078	71,405,965	71,690,192	71,690,192
Denominator used in computing net income per ADS — diluted	76,827,514	72,598,157	72,129,738	72,129,738
Net income per ADS — basic	3.52	1.03	1.12	0.16
Net income per ADS — diluted	3.42	1.01	1.12	0.16